Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Current Assets
Cash and cash equivalents	$ 204,872	$ 247,038
Accounts receivable - less allowance for doubtful accounts of $1,292 at June 30, 2019 and $837 at June 30, 2018	269,642	215,032
Inventories	296,282	248,268
Prepaid and refundable income taxes	11,778	7,845
Prepaid and other current assets	30,337	43,654
Total Current Assets	812,911	761,837
Property, plant & equipment, net	582,790	524,890
Goodwill	319,778	270,678
Other intangible assets, net	139,324	125,069
Investments	76,208	69,215
Deferred income taxes	8,524	2,046
Other assets	14,238	7,926
Total Assets	1,953,773	1,761,661
Current Liabilities
Current portion of long-term debt	23,834	20,000
Accounts payable	104,462	89,774
Accrued compensation and benefits	71,847	66,322
Accrued income taxes payable	20,476	17,392
Other accrued liabilities	49,944	42,979
Total Current Liabilities	270,563	236,467
Long-term debt	443,163	419,013
Deferred income taxes	23,913	27,241
Other liabilities	82,925	54,629
Total Liabilities	820,564	737,350
Shareholders' Equity
Preferred stock, no par value; authorized - 5,000,000 shares; none issued	0	0
Common stock, no par value; authorized - 300,000,000 shares; issued - 76,315,337 shares at June 30, 2019; 75,692,683 shares at June 30, 2018	382,423	351,761
Accumulated other comprehensive income (loss)	(24,221)	(3,780)
Retained earnings	943,581	836,064
Shareholders' equity excluding treasury stock	1,301,783	1,184,045
Treasury stock, at cost - 12,603,781 shares at June 30, 2019 and 12,395,791 shares at June 30, 2018	(168,574)	(159,734)
Total Shareholders' Equity	1,133,209	1,024,311
Total Liabilities and Shareholders' Equity	$ 1,953,773	$ 1,761,661